PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Aerospace & Defense 3.4%
BWX Technologies, Inc.	146,228	$18,366,237
HEICO Corp.	88,525	26,525,631
Hexcel Corp.	120,668	6,382,131
Woodward, Inc.	110,471	23,898,191
		75,172,190
Banks 0.8%
East West Bancorp, Inc.	196,041	17,878,939
Biotechnology 5.0%
Alnylam Pharmaceuticals, Inc.*(a)	96,853	29,497,550
Argenx SE (Netherlands), ADR*	29,617	16,978,241
Exact Sciences Corp.*(a)	673,104	37,882,293
Natera, Inc.*	182,365	28,764,432
		113,122,516
Building Products 1.2%
Zurn Elkay Water Solutions Corp.(a)	775,044	28,048,842
Capital Markets 4.3%
Houlihan Lokey, Inc.(a)	204,948	35,800,317
LPL Financial Holdings, Inc.	156,932	60,757,793
		96,558,110
Commercial Services & Supplies 2.3%
GFL Environmental, Inc.	1,007,820	50,824,363
Communications Equipment 0.8%
Arista Networks, Inc.*	195,280	16,919,059
Construction & Engineering 1.2%
Quanta Services, Inc.(a)	81,900	28,055,664
Consumer Staples Distribution & Retail 3.4%
Casey’s General Stores, Inc.	15,180	6,645,197
Performance Food Group Co.*	773,856	69,306,543
		75,951,740

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Distributors 0.4%
Pool Corp.(a)	28,448	$8,551,184
Electrical Equipment 2.4%
AMETEK, Inc.	172,301	30,797,081
Generac Holdings, Inc.*(a)	122,085	14,910,241
Rockwell Automation, Inc.	28,468	8,983,077
		54,690,399
Electronic Equipment, Instruments & Components 1.1%
Teledyne Technologies, Inc.*(a)	49,939	24,912,570
Entertainment 4.5%
ROBLOX Corp. (Class A Stock)*	442,958	38,528,487
Take-Two Interactive Software, Inc.*	273,786	61,952,296
		100,480,783
Financial Services 4.7%
Apollo Global Management, Inc.	118,648	15,506,107
Shift4 Payments, Inc. (Class A Stock)*(a)	686,748	65,096,843
Toast, Inc. (Class A Stock)*	577,346	24,352,454
		104,955,404
Food Products 0.6%
Freshpet, Inc.*(a)	169,874	13,617,100
Ground Transportation 0.6%
Saia, Inc.*(a)	49,241	13,019,813
Health Care Equipment & Supplies 4.5%
Cooper Cos., Inc. (The)*	420,140	28,687,159
Dexcom, Inc.*(a)	447,148	38,365,299
Insulet Corp.*	103,473	33,631,829
		100,684,287
Health Care Providers & Services 1.4%
Cencora, Inc.	108,199	31,511,877
Hotels, Restaurants & Leisure 7.2%
Cava Group, Inc.*	189,111	15,369,051
Churchill Downs, Inc.	342,139	32,664,010

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Domino’s Pizza, Inc.(a)	90,712	$42,981,160
Hilton Worldwide Holdings, Inc.	152,517	37,891,323
Texas Roadhouse, Inc.	168,637	32,919,629
		161,825,173
Independent Power & Renewable Electricity Producers 2.2%
Vistra Corp.	308,076	49,467,763
Insurance 1.0%
Ryan Specialty Holdings, Inc.(a)	305,255	21,847,100
Interactive Media & Services 1.8%
Pinterest, Inc. (Class A Stock)*	1,274,386	39,646,148
IT Services 0.3%
Snowflake, Inc. (Class A Stock)*	33,281	6,844,903
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	96,938	10,849,301
Illumina, Inc.*(a)	192,317	15,816,150
		26,665,451
Machinery 1.1%
Xylem, Inc.	197,456	24,887,354
Media 1.1%
Trade Desk, Inc. (The) (Class A Stock)*(a)	336,063	25,278,659
Oil, Gas & Consumable Fuels 4.7%
Cheniere Energy, Inc.	310,523	73,590,846
Expand Energy Corp.	279,853	32,499,329
		106,090,175
Professional Services 1.4%
Paycom Software, Inc.	124,002	32,127,678
Real Estate Management & Development 2.1%
CBRE Group, Inc. (Class A Stock)*	317,445	39,686,974
CoStar Group, Inc.*	110,782	8,149,124
		47,836,098

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 3.0%
Entegris, Inc.(a)	146,248	$10,053,088
Marvell Technology, Inc.	268,727	16,174,678
Monolithic Power Systems, Inc.(a)	37,638	24,912,592
Universal Display Corp.	117,604	16,858,533
		67,998,891
Software 19.4%
AppLovin Corp. (Class A Stock)*	267,512	105,132,216
Cadence Design Systems, Inc.*	89,331	25,644,250
Crowdstrike Holdings, Inc. (Class A Stock)*	118,556	55,883,742
CyberArk Software Ltd.*	134,281	51,400,081
Datadog, Inc. (Class A Stock)*	371,183	43,755,052
HubSpot, Inc.*	105,719	62,363,638
Monday.com Ltd.*(a)	75,698	22,519,398
Procore Technologies, Inc.*(a)	334,322	22,456,409
Samsara, Inc. (Class A Stock)*	830,118	38,633,692
ServiceTitan, Inc. (Class A Stock)*(a)	54,315	6,011,041
		433,799,519
Specialty Retail 5.1%
Burlington Stores, Inc.*	259,811	59,307,057
O’Reilly Automotive, Inc.*	39,518	54,040,865
		113,347,922
Textiles, Apparel & Luxury Goods 2.7%
On Holding AG (Switzerland) (Class A Stock)*	1,001,404	59,473,384
Trading Companies & Distributors 0.7%
Watsco, Inc.(a)	34,438	15,275,664

Total Long-Term Investments (cost $1,587,496,705)		2,187,366,722

Short-Term Investments 9.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.462%)(wb)	59,561,555	59,561,555

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2025 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.496%) (cost $154,188,974; includes $153,583,830 of cash collateral for securities on loan)(b)(wb)	154,309,123	$154,185,676

Total Short-Term Investments (cost $213,750,529)		213,747,231

TOTAL INVESTMENTS 107.1% (cost $1,801,247,234)		2,401,113,953
Liabilities in excess of other assets (7.1)%		(159,844,776)

Net Assets 100.0%		$2,241,269,177

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $151,234,722; cash collateral of $153,583,830 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).